Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables
Schedule of trade and other payables

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Trade payables	837,843	781,161	885,438
Advance receipts from customers	65,044	60,157	72,865
Deposit received	54,895	41,324	47,468
Other payable	92,678	57,911	41,995
	1,050,460	940,553	1,047,766

Schedule of accounts payable aging analysis based on invoice dates

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Within 30 days	658,804	630,896	788,936
Between 31 to 60 days	68,358	43,984	36,596
Over 60 days	110,681	106,281	59,906
	837,843	781,161	885,438

Schedule of accounts payable aging analysis

An aged analysis of the accounts payable presented based on the due date at the end of the reporting period is as follows:

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Current	705,835	659,094	814,553
Overdue:
Within 30 days	46,318	55,394	24,554
Between 31 to 60 days	22,052	7,658	10,458
Over 60 days	63,638	59,015	35,873
	837,843	781,161	885,438